Community Development District Obligations	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Community Development District Obligations
Community Development District Obligations

9. Community Development District Obligations

A community development district or similar development authority (“CDD”) is a unit of local government created under various state and/or local statutes to encourage planned community development and to allow for the construction and maintenance of long-term infrastructure through alternative financing sources, including the tax-exempt markets. A CDD is generally created through the approval of the local city or county in which the CDD is located and is controlled by a Board of Supervisors representing the landowners within the CDD. In connection with the development of certain communities, CDDs may utilize bond financing to fund construction or acquisition of certain on-site or off-site infrastructure improvements near or within these communities. CDDs are also granted the power to levy assessments and user fees on the properties benefiting from the improvements financed by the bond offerings. We pay a portion of the assessments and user fees levied by the CDDs on the properties we own that are benefited by the improvements. We may also agree to repay a specified portion of the bonds at the time of each unit or parcel closing.

The obligation to pay principal and interest on the bonds issued by the CDD is assigned to each parcel within the CDD and the CDD has a lien on each parcel at the time the CDD adopts its fees and assessments for the applicable fiscal year.  If the owner of the parcel does not pay this obligation, the CDD can foreclose on the lien. The bonds, including interest and redemption premiums, if any, and the associated lien on the property are typically payable, secured, and satisfied by revenues, fees, or assessments levied on the property benefited.

In connection with the development of certain of our communities, CDDs have been established and bonds have been issued to finance a portion of the related infrastructure. There are two primary types of bonds issued by a CDD, type “A” or “B,” which are used to reimburse us for construction or acquisition of certain infrastructure improvements. The “A” bond is the portion of a bond offering that is ultimately intended to be assumed by the end-user (homeowner) and the “B” bond is our obligation.

The total amount of CDD bond obligations issued and outstanding with respect to our communities was $33.3 million and $35.2 million as of September 30, 2013 and December 31, 2012, respectively, which represent outstanding amounts payable from all landowners within our communities. The CDD bond obligations outstanding as of September 30, 2013, mature from 2014 to 2034. As of September 30, 2013 and December 31, 2012, we have recorded CDD bond obligations of $8.2 million and $9.7 million, respectively, net of debt discounts of $1.7 million and $2.3 million, respectively, which represents the estimated amount of bond obligations that we may be required to pay based on our proportionate share of property owned within our communities.

We record a liability related to the “A” bonds for the estimated developer obligations that are probable and estimable and user fees that are required to be paid or transferred at the time the parcel or unit is sold to an end user. We reduce this liability by the corresponding assessment assumed by property purchasers and the amounts paid by us at the time of closing and the transfer of the property. We record a liability related to the “B” bonds, net of cash held by the districts that may be used to reduce our district obligations, for the full amount of the developer obligations that are fixed and determinable and user fees that are required to be paid at the time the parcel or unit is sold to an end user. We reduce this liability by the corresponding assessments paid by us at the time of closing of the property.

Our proportionate share of cash held by CDDs was $2.8 million and $3.7 million as of September 30, 2013 and December 31, 2012, respectively. Cash related to our share of the “A” bonds, which do not have a right of setoff on our CDD bond obligations, was $2.6 million and $3.5 million as of September 30, 2013 and December 31, 2012, respectively, and was included in other assets in the accompanying unaudited consolidated balance sheets (Note 5). As of September 30, 2013 and December 31, 2012, cash related to the “B” bonds, which has a right of setoff, was $0.2 million and is recorded as a reduction of our CDD bond obligations.

In April 2013, we acquired property, which was secured by an existing CDD obligation, and the related $24.0 million of CDD bonds issued and outstanding.  Therefore, we are both an owner of property subject to a CDD obligation, as well as the holder of the related CDD bonds.  In accordance with ASC Subtopic 405-20, Extinguishments of Liabilities (“ASC 405-20”), we accounted for the existing CDD obligation as a debt extinguishment to the extent of our obligation to repay the related CDD bond obligations.  As a result, $23.6 million of the $24.0 million existing CDD obligation, which relates to the property owned by us, is not recorded as a CDD obligation on our unaudited consolidated balance sheet at September 30, 2013.  We intend to reissue and sell, all or a portion of, the $24.0 million of CDD bonds in the future and will record our proportionate share of the related CDD obligation at that time.

10. Community Development District Obligations

        A community development district or similar development authority ("CDD") is a unit of local government created under various state and/or local statutes to encourage planned community development and to allow for the construction and maintenance of long-term infrastructure through alternative financing sources, including the tax-exempt markets. A CDD is generally created through the approval of the local city or county in which the CDD is located and is controlled by a Board of Supervisors representing the landowners within the CDD. In connection with the development of certain communities, CDDs may utilize bond financing to fund construction or acquisition of certain on-site or off-site infrastructure improvements near or within these communities. CDDs are also granted the power to levy assessments and user fees on the properties benefiting by the improvements financed by the bond offerings. We pay a portion of the assessments and user fees levied by the CDDs on the properties we own that are benefited by the improvements. We may also agree to repay a specified portion of the bonds at the time of each unit or parcel closing.

        The obligation to pay principal and interest on the bonds issued by the CDD is assigned to each parcel within the CDD. If the owner of the parcel does not pay this obligation, a lien is placed on the property to secure the unpaid obligation. The bonds, including interest and redemption premiums, if any, and the associated lien on the property are typically payable, secured, and satisfied by revenues, fees, or assessments levied on the property benefited.

        In connection with the development of certain of our communities, CDDs have been established and bonds have been issued to finance a portion of the related infrastructure. There are two primary types of bonds issued by the CDD, type "A" or "B," which are used to reimburse us for construction or acquisition of certain infrastructure improvements. The "A" bond is the portion of a bond offering that is ultimately intended to be assumed by the end-user (homeowner) and the "B" bond is our obligation.

        The total amount of CDD bond obligations issued and outstanding with respect to our communities was $35.2 million and $38.5 million as of December 31, 2012 and 2011, respectively, which represent outstanding amounts payable from all landowners within our communities. The CDD bond obligations outstanding as of December 31, 2012, mature from 2014 to 2034. As of December 31, 2012 and 2011, we have recorded in accounts payable and other liabilities $9.7 million and $10.7 million, net of debt discounts of approximately $2.3 million and $4.0 million, respectively, which represents the estimated amount of bond obligations that we may be required to pay based on our proportionate share of property owned within our communities.

        We record a liability related to the "A" bonds for the estimated developer obligations that are probable and estimable and user fees that are required to be paid or transferred at the time the parcel or unit is sold to an end user. We reduce this liability by the corresponding assessment assumed by property purchasers and the amounts paid by us at the time of closing and the transfer of the property. We record a liability related to the "B" bonds, net of cash held by the districts that may be used to reduce our district obligations, for the full amount of the developer obligations that are fixed and determinable and user fees that are required to be paid at the time the parcel or unit is sold to an end user. We reduce this liability by the corresponding assessments paid by us at the time of closing of the property.

        Our proportionate share of cash held by CDDs was $3.7 million and $5.1 million as of December 31, 2012 and 2011, respectively. Cash related to our share of the "A" bonds, which do not have a right of setoff on our CDD bond obligations, was $3.5 million and $4.8 million December 31, 2012 and 2011, respectively, and was included in other assets on the accompanying consolidated balance sheets (Note 6). As of December 31, 2012 and 2011, cash related to the "B" bonds, which has a right of setoff, was $0.2 million and $0.3 million, respectively, and is recorded as a reduction of our CDD bond obligations.